Trade accounts payable	12 Months Ended
Dec. 31, 2019
Trade accounts payable
Trade accounts payable

12.         Trade accounts payable

Trade accounts payable consist of the following:

	December 31,
	2019		2018		2017
Suppliers and contractors	Ps.	140,806	Ps.	155,904	Ps.	200,598
Customer advances		43,102		39,877		42,317
Statutory employee profit sharing		12,883		8,218		6,475
	Ps.	196,791	Ps.	203,999	Ps.	249,390